Lease - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity of Lease Liabilities [Abstract]
2025	$ 102,827
2026	106,534
2027	77,731
2028	49,337
2029	54,270
Thereafter	14,924
Total future minimum lease payments	405,623
Less: imputed interest	(39,693)
Total	$ 365,930	$ 254,600